COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other operating incomes (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other operating income
Total	$ 23,688,747	$ 32,671,074	$ 32,616,164
Reversal of allowance for loan losses and assets written down
Other operating income
Total	5,502,611	10,127,903	10,395,360
Insurance commissions [member]
Other operating income
Total			1,535
Rental from safety boxes [member]
Other operating income
Total	2,050,948	2,375,006	2,332,362
Returns of risk funds [member]
Other operating income
Total		4,867,260	7,524,773
Commissions from trust services [member]
Other operating income
Total	178,265	253,243	270,489
Adjustment of Various Credits [Member]
Other operating income
Total	2,472,547	1,363,146	1,039,392
Sale of fixed assets [member]
Other operating income
Total	4,567	89,106	54,322
Punitive interest [member]
Other operating income
Total	2,318,899	2,056,982	1,775,727
Others
Other operating income
Total	$ 11,160,910	$ 11,538,428	$ 9,222,204